Expense Example	Prospectus #1 Macquarie VIP Emerging Markets Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #1 Macquarie VIP Emerging Markets Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #1 Macquarie VIP Emerging Markets Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #1 Macquarie VIP Emerging Markets Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #2 Macquarie VIP Emerging Markets Series Service Class Expense Example, with Redemption, 1 Year	Prospectus #2 Macquarie VIP Emerging Markets Series Service Class Expense Example, with Redemption, 3 Years	Prospectus #2 Macquarie VIP Emerging Markets Series Service Class Expense Example, with Redemption, 5 Years	Prospectus #2 Macquarie VIP Emerging Markets Series Service Class Expense Example, with Redemption, 10 Years	Prospectus #3 Macquarie VIP Small Cap Value Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #3 Macquarie VIP Small Cap Value Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #3 Macquarie VIP Small Cap Value Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #3 Macquarie VIP Small Cap Value Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #4 Macquarie VIP Small Cap Value Series Service Class Expense Example, with Redemption, 1 Year	Prospectus #4 Macquarie VIP Small Cap Value Series Service Class Expense Example, with Redemption, 3 Years	Prospectus #4 Macquarie VIP Small Cap Value Series Service Class Expense Example, with Redemption, 5 Years	Prospectus #4 Macquarie VIP Small Cap Value Series Service Class Expense Example, with Redemption, 10 Years	Prospectus #5 Macquarie VIP Fund for Income Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Macquarie VIP Fund for Income Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Macquarie VIP Fund for Income Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Macquarie VIP Fund for Income Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #5 Macquarie VIP Growth Equity Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Macquarie VIP Growth Equity Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Macquarie VIP Growth Equity Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Macquarie VIP Growth Equity Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #5 Macquarie VIP Growth and Income Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Macquarie VIP Growth and Income Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Macquarie VIP Growth and Income Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Macquarie VIP Growth and Income Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #5 Macquarie VIP Opportunity Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Macquarie VIP Opportunity Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Macquarie VIP Opportunity Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Macquarie VIP Opportunity Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #5 Macquarie VIP Limited Duration Bond Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Macquarie VIP Limited Duration Bond Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Macquarie VIP Limited Duration Bond Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Macquarie VIP Limited Duration Bond Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #5 Macquarie VIP Total Return Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Macquarie VIP Total Return Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Macquarie VIP Total Return Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Macquarie VIP Total Return Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #5 Macquarie VIP Investment Grade Series Standard Class Expense Example, with Redemption, 1 Year	Prospectus #5 Macquarie VIP Investment Grade Series Standard Class Expense Example, with Redemption, 3 Years	Prospectus #5 Macquarie VIP Investment Grade Series Standard Class Expense Example, with Redemption, 5 Years	Prospectus #5 Macquarie VIP Investment Grade Series Standard Class Expense Example, with Redemption, 10 Years	Prospectus #6 Macquarie VIP Fund for Income Series Service Class Expense Example, with Redemption, 1 Year	Prospectus #6 Macquarie VIP Fund for Income Series Service Class Expense Example, with Redemption, 3 Years	Prospectus #6 Macquarie VIP Fund for Income Series Service Class Expense Example, with Redemption, 5 Years	Prospectus #6 Macquarie VIP Fund for Income Series Service Class Expense Example, with Redemption, 10 Years	Prospectus #6 Macquarie VIP Total Return Series Service Class Expense Example, with Redemption, 1 Year	Prospectus #6 Macquarie VIP Total Return Series Service Class Expense Example, with Redemption, 3 Years	Prospectus #6 Macquarie VIP Total Return Series Service Class Expense Example, with Redemption, 5 Years	Prospectus #6 Macquarie VIP Total Return Series Service Class Expense Example, with Redemption, 10 Years	Prospectus #6 Macquarie VIP Investment Grade Series Service Class Expense Example, with Redemption, 1 Year	Prospectus #6 Macquarie VIP Investment Grade Series Service Class Expense Example, with Redemption, 3 Years	Prospectus #6 Macquarie VIP Investment Grade Series Service Class Expense Example, with Redemption, 5 Years	Prospectus #6 Macquarie VIP Investment Grade Series Service Class Expense Example, with Redemption, 10 Years
USD ($)	120	400	701	1,557	151	493	860	1,890	80	249	433	966	110	343	595	1,317	77	263	466	1,051	79	246	428	954	74	237	414	928	85	282	496	1,112	54	304	573	1,342	87	301	533	1,200	64	249	450	1,029	107	358	628	1,399	117	395	694	1,544	95	344	612	1,378